Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Operating activities:
Net loss	$ (75,857)	$ (7,653)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	21,257	835
Forgiveness of note receivable	13,145	0
Impairment of investments	12,429	0
Provision for losses on deposit for mining equipment	10,000	0
Share-based compensation	7,908	299
Change in fair value of crypto asset payable	(1,535)	0
Impairment of digital assets	908	0
Digital assets issued for services	385	0
Realized gain on sale of digital assets	(10)	0
Gain on extinguishment of debt	0	(1,125)
Forgiveness of liabilities	0	(139)
Preferred shares penalty fee	0	653
Amortization of debt issuance costs	0	485
Changes in operating assets and liabilities:
Accounts receivable	(37)	38
Digital assets	(2,745)	0
Accounts payable and accrued liabilities	1,987	1,918
Accrued payroll and employee compensation	(41)	2
Deferred revenue	(48)	(477)
Other assets and liabilities, net	(15,852)	99
Net cash used in operating activities	(28,106)	(5,065)
Investing activities:
Payments for purchase of mining equipment	(17,323)	(85,000)
Notes receivable	(4,265)	(10,035)
Purchase of intangible assets	(306)	0
Investment in special purpose acquisition company, net	0	(4,420)
Net cash used in investing activities	(21,894)	(99,455)
Financing activities:
Proceeds from issuance of common shares and warrants, net	0	194,572
Proceeds from Issuance of Preferred Shares, net	0	9,575
Proceeds from exercise of warrants	0	1,458
Payments for debt	0	(1,103)
Proceeds from long-term debt	0	447
Payments for line of credit, net	0	(402)
Proceeds from Stock Options Exercised	0	252
Payments for preferred share dividends	0	(218)
Net cash provided by financing activities	0	204,581
Effect of exchange rate changes on cash	0	(1)
Net (decrease) increase in cash, cash equivalents and restricted cash	(50,000)	100,060
Cash, cash equivalents and restricted cash, beginning of period	54,355	461
Cash, cash equivalents and restricted cash, end of period	$ 4,355	$ 100,521